CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income (loss)	[1]	$ 1,619	$ 27	$ (232)
Adjusted for the following items:
Earnings from investments in associates, net of distributions received		29	0	0
Depreciation and amortization expense		211	236	283
Mark-to-market on hedging items and other		(2)	(77)	110
Remeasurement of exchangeable and class B shares		(1,058)	447	511
Deferred income tax (recovery) expense		(79)	171	102
Changes in non-cash working capital, net		173	35	(44)
Cash from operating activities		893	839	730
Investing Activities
Disposal of subsidiaries, net of cash disposed		0	817	0
Investment in associates		(455)	0	0
Purchase of long-lived assets		(525)	(417)	(416)
Disposal of long-lived assets		4	2	17
Purchase of financial assets		(71)
Settlement of foreign exchange and other hedging items		0	(76)	0
Cash (used by) from investing activities		(1,047)	326	(399)
Financing Activities
Exchangeable shares issued, net of costs		0	128	0
Distributions to Brookfield Infrastructure Partners L.P.	[2]	0	0	(33)
Distributions to non-controlling interests		(448)	(425)	(436)
Acquisition of partial interest from non-controlling interest		0	(283)	0
Proceeds from non-recourse borrowings		2,143	377	551
Repayment of non-recourse borrowings		(1,060)	(211)	(380)
Repayment from Brookfield Infrastructure		605	15	0
Repayment to Brookfield Infrastructure		(138)	(469)	(19)
Settlement of deferred consideration		(1,106)	0	0
Cash from (used by) financing activities		(4)	(868)	(317)
Cash and cash equivalents
Change during the year		(158)	297	14
Impact of foreign exchange on cash		134	(20)	(26)
Balance, beginning of year		469	192	204
Balance, end of year		$ 445	$ 469	$ 192

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
[2]	Represents distributions paid to the partnership prior to March 30, 2020. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details. Subsequent to March 30, 2020, dividends paid on our exchangeable shares are presented as interest expense on the Consolidated Statements of Operating Results.